Non-current assets and disposal groups held for sale (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2026	Dec. 31, 2025
Non current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	€ 2,700		€ 2,700			€ 35
Liabilities included in disposal groups classified as held for sale	1,600		1,600			0
Unrealized net gains (losses) arising during the period, before tax	0	€ 0	0	€ 0		0
Deposits	700,894		700,894			€ 694,580
Provision for sale of disposal group
Non current assets held for sale [Line Items]
New provisions, other provisions	70
Disposal groups classified as held for sale
Non current assets held for sale [Line Items]
Loans	2,700		2,700
Deposits	€ 1,600		€ 1,600
Disposal groups classified as held for sale | Forecast
Non current assets held for sale [Line Items]
Gains (losses) on disposals of other non-current assets					€ (100)